Property, Plant & Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant & Equipment

14. PROPERTY, PLANT & EQUIPMENT

	Property Acquisition costs	Mineral properties	Plant and equipment	Construction in Progress	Total
Cost
At January 1, 2017	98,404	238,828	656,135	1,458	994,825
Additions	-	84,641	10,696	21,030	116,367
Rehabilitation cost asset	-	8,350	-	-	8,350
Capitalized interest [1]	-	2,602	-	-	2,602
Disposals	-	-	(6,924)	-	(6,924)
Foreign exchange translation	(6,026)	(783)	(315)	-	(7,124)
Transfers between categories	-	-	19,760	(19,760)	-
At December 31, 2017	92,378	333,638	679,352	2,728	1,108,096
Additions	-	62,849	27,783	10,507	101,139
Rehabilitation cost asset	-	(12,374)	-	-	(12,374)
Disposals	-	-	(2,279)	-	(2,279)
Foreign exchange translation	7,494	1,391	1,308	-	10,193
Transfers between categories	-	-	13,047	(13,047)	-
At December 31, 2018	99,872	385,504	719,211	188	1,204,775

Accumulated depreciation
At January 1, 2017	-	96,657	167,960	-	264,617
Depletion and amortization	-	20,033	29,472	-	49,505
Impairment	-	-	3,551	-	3,551
Disposals	-	-	(6,842)	-	(6,842)
At December 31, 2017	-	116,690	194,141	-	310,831
Depletion and amortization	-	44,159	30,671	-	74,830
Disposals	-	-	(2,173)	-	(2,173)
At December 31, 2018	-	160,849	222,639	-	383,488

Net book value
At December 31, 2017	92,378	216,948	485,211	2,728	797,265
At December 31, 2018	99,872	224,655	496,572	188	821,287

  [1] Interest related to the Florence Copper Project was capitalized until June 2017 at an annual rate of 11%.

(a) Capital expenditures

During 2018, the Company capitalized stripping costs of $52,598 (2017: $75,408) and incurred other capital expenditures for Gibraltar of $10,975 (2017: $10,728). In addition, the Company capitalized development costs of $36,520 (2017: $15,245) for the Florence Copper and $2,701 (2017: $1,713) for the Aley Niobium projects. Non-cash additions to property, plant and equipment include $3,771 (2017: $6,371) of depreciation on mining assets related to capitalized stripping.

The rehabilitation cost asset decreased by $12,374 for the year ended December 31, 2018, as a result of changes in the provision for environmental rehabilitation (Note 19).

(b)  Leased assets

The Company leases mining equipment under a number of capital lease agreements. Most of these leases provide the Company with the option to purchase the equipment at a beneficial price. Certain rents are based on an annual average usage for the applicable equipment and, if at the end of the term (unless the equipment has been purchased by the Company), the actual annual average usage of such equipment has been greater than the specified usage, the Company must pay an additional amount for each excess hour of actual usage. The leased assets secure the lease obligations (Note 17). At December 31, 2018, the net carrying amount of leased assets was $46,641 (2017: $51,918).

(c)  Property acquisition costs

Property acquisition costs are comprised of the Aley Niobium property $5,436, Florence Copper Project $94,434, New Prosperity gold-copper property $1 and Harmony gold property $1. The carrying amounts for the New Prosperity and Harmony properties are the original property acquisition costs less historical impairments.